Reverse Recapitalization (Details Narrative) - USD ($)				12 Months Ended
		Jul. 10, 2023	Feb. 08, 2023	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2022
Business Acquisition [Line Items]
Cash acquired from acquisition		$ 11,000,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares outstanding prior to merger				45,634,154	75,176,604	62,640,314	49,220,273	22,338,888
Yerbae Brands Corp [Member]
Business Acquisition [Line Items]
Ownership interest	[1]		85.00%
Number of shares outstanding prior to merger			30,200,000
Number of shares issued in accquisition			5,300,000
Fair vale of share price			$ 1.23
Consideration transferred			$ 6,500,000
Cash acquired from acquisition			600,000
Consideration recognized as charge to equity			$ 5,900,000
Yerbae Brands Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares outstanding prior to merger				58,822,126		63,085,228		30,217,566
Number of shares issued in accquisition			5,200,000	5,000,000
Fair vale of share price			$ 1.23

[1]	The outstanding Common Shares total is inclusive of the 8,000,000 Performance Shares.